Filed electronically with the Securities and Exchange Commission on October 30, 2018

1933 Act File No. 033-34645

1940 Act File No. 811-06103

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	|X|

Pre-Effective Amendment No.	|__|
Post-Effective Amendment No. 82	|X|
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	|X|

Amendment No. 96

Investors Cash Trust (Exact name of Registrant as Specified in Charter)

345 Park Avenue New York, NY 10154 (Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: (212) 250-2500

John Millette

Vice President and Secretary

One International Place

Boston, MA 02110

(Name and Address of Agent for Service)

With a copy to:

John S. Marten

Vedder Price P.C.

222 North LaSalle Street

Chicago, Illinois 60601

It is proposed that this filing will become effective (check appropriate box):

[X]	Immediately upon filing pursuant to paragraph (b)
[__]	On ______________ pursuant to paragraph (b)
[__]	60 days after filing pursuant to paragraph (a)(1)
[__]	On ______________ pursuant to paragraph (a)(1)
[__]	75 days after filing pursuant to paragraph (a)(2)
[__]	On ______________ pursuant to paragraph (a)(2) of Rule 485
[__]	Pursuant to paragraph (a)(3) of Rule 485.
If appropriate, check the following box:
[__]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Fund, a series of the Registrant:

  DWS ESG Liquidity Fund (formerly DWS Variable NAV Money Fund) – Institutional Reserved Shares

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 25th day of October 2018.

INVESTORS CASH TRUST

By: /s/Hepsen Uzcan

Hepsen Uzcan*

President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/Hepsen Uzcan
Hepsen Uzcan*	President	October 25, 2018

/s/Diane Kenneally
Diane Kenneally	Chief Financial Officer and Treasurer	October 25, 2018

/s/John W. Ballantine
John W. Ballantine*	Trustee	October 25, 2018

/s/ Henry P. Becton, Jr.
Henry P. Becton, Jr.*	Trustee	October 25, 2018

/s/ Dawn-Marie Driscoll
Dawn-Marie Driscoll*	Trustee	October 25, 2018

/s/ Keith R. Fox
Keith R. Fox*	Chairperson and Trustee	October 25, 2018

/s/Paul K. Freeman
Paul K. Freeman*	Trustee	October 25, 2018

/s/ Richard J. Herring
Richard J. Herring*	Trustee	October 25, 2018

/s/William McClayton
William McClayton*	Trustee	October 25, 2018

/s/ Rebecca W. Rimel
Rebecca W. Rimel*	Trustee	October 25, 2018

/s/ William N. Searcy, Jr.
William N. Searcy, Jr.*	Trustee	October 25, 2018

/s/ Jean Gleason Stromberg
Jean Gleason Stromberg*	Trustee	October 25, 2018

*By: /s/Caroline Pearson

Caroline Pearson**

Chief Legal Officer

**	Attorney-in-fact pursuant to the powers of attorney that are incorporated herein by reference to Post-Effective Amendment No. 76, as filed on July 25, 2018 to the Registration Statement.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase